Cover	3 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment to the Registration Statement on Form S-1 (File No. 333-268707) is being filed solely to (i) revise the disclosure, including the sections titled “Capitalization,” “Unaudited Pro Forma Condensed Consolidated Financial Statements,” “The Private Placement,” “Selling Stockholders” and “Principal Stockholders” as well as Exhibit 107 to reflect the increase in the number of shares of common stock and warrants being registered for sale by the selling stockholders named therein in connection with the registrant’s private investment in public equity, or “PIPE” offering, which securities increased by virtue of the formula for determining the conversion price for the Series C Convertible Preferred Stock issued in the PIPE offering and in turn the warrants representing 200% warrant coverage on such preferred stock, as more particularly described in the Prospectus, and (ii) remove one sentence from a footnote to the table appearing on page F-69 in the Supplemental Information on Oil and Gas Producing Activities for the fiscal years ended March 31, 2023 and 2022.
Entity Registrant Name	White River Energy Corp
Entity Central Index Key	0001589361
Entity Tax Identification Number	45-3797537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800)
Local Phone Number	203-5610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800)
Local Phone Number	203-5610
Contact Personnel Name	Randy May